SUBSEQUENT EVENTS (Details)			1 Months Ended
	Aug. 05, 2021 USD ($) $ / shares shares	Jul. 01, 2012 shares	Aug. 31, 2021 USD ($) $ / shares shares	Apr. 15, 2021 USD ($) ft²	Feb. 02, 2021 $ / shares	Jul. 08, 2020 $ / shares
SUBSEQUENT EVENTS (Details) [Line Items]
Amount of committed to invest	$ 58,500,000
Purchase price per share (in Dollars per share) | $ / shares					$ 10
Aggregate of shares (in Shares) | shares		376,344
Cepton Technologies, Inc. [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Purchase price per share (in Dollars per share) | $ / shares						$ 8.3736
Cepton Technologies, Inc. [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Equity value			$ 1,500,000,000
Cepton Technologies, Inc. [Member] | GCAC [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Aggregate of shares (in Shares) | shares			5,850,000
Private Investment in Public Equity [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Number of purchase of offering shares (in Shares) | shares	5,850,000
Purchase price per share (in Dollars per share) | $ / shares	$ 10
Forecast [Member] | Cepton Technologies, Inc. [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Office space (in Square Feet) | ft²				92,842
Lease agreement description				The lease is estimated to begin on June 1, 2021 and is set to expire on January 31, 2023.
Monthly rent				$ 139,300
Lease term				143,400
Total lease payments				$ 2,261,600
Class A Common Stock [Member] | Cepton Technologies, Inc. [Member] | GCAC [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Purchase price per share (in Dollars per share) | $ / shares			$ 10